Share-Based Payments - Data Related to All Total Shareholder Return Units (Details) (Total Shareholder Return Units (TSRU) [Member], USD $)
In Millions, except Per Share data, unless otherwise specified
12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Total Shareholder Return Units (TSRU) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value per stock option	$ 6.51	$ 5.14	$ 4.48
Total compensation cost related to nonvested awards not yet recognized, pre-tax	$ 30	$ 31	$ 31
Weighted-average period over which nonvested award cost is expected to be recognized (years)	1 year 9 months 18 days	1 year 7 months 14 days	1 year 8 months